FINANCIAL RISK MANAGEMENT (Details Textual) S/ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of financial risks management [Line Items]
Regulatory capital requirement	S/ 21,723,000	S/ 21,174,700
Regulatory Capital Exceeds Minimum Regulatory Capital Required	3,710,300	3,915,700
Derivative financial assets	701,826	942,602
Derivative financial liabilities	636,762	673,015
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	12,600	8,000
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	16,300	15,000
Net impact of debit valuation and credit valuation adjustments	1,400	9,300
Net unrealized gain of Level 3 financial instruments	S/ 39,100	S/ 40,600
Closing foreign exchange rate	3.241	3.356
Financial assets	S/ 32,862,001	S/ 27,819,106
Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Borrowings, maturity	between 1 and 18 months
Financial assets	S/ 915,600	845,000
Financial assets impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	410,700	339,300
Financial assets past due but not impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	165,300	201,200
Financial assets neither past due nor impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	S/ 339,600	S/ 304,500